DEBT (Details Narrative)	1 Months Ended				3 Months Ended		12 Months Ended
	May 31, 2020 USD ($)	May 31, 2020 CAD ($)	May 30, 2020 USD ($)	May 30, 2020 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 USD ($)	Dec. 31, 2022 CAD ($)	Sep. 30, 2022 CAD ($) $ / shares
Short-Term Debt [Line Items]
Repayments of loan					$ 38,291		$ 34,709	$ 47,546	$ 79,000
Principal loan amount					38,291		52,454			$ 52,454
Interest expenses					$ 1,182		9,360		13,506
Repayments of short term debt							23,600	30,000
Forgiveness of loan payable							$ 7,800	$ 10,000
Loans Payable [Member]
Short-Term Debt [Line Items]
Loans payable to bank, current		$ 60,000
Loans Payable [Member] | CEBA [Member]
Short-Term Debt [Line Items]
Proceeds from loans	$ 28,640	$ 40,000	$ 28,640	$ 40,000
Convertible Debt [Member]
Short-Term Debt [Line Items]
Interest rate							12.00%				12.00%
Maturity date							Dec. 20, 2022	Dec. 20, 2022
Debt conversion price | (per share)							$ 6.57				$ 9.00
Debt instrument term							3 years	3 years
Exercise price | (per share)							$ 8.76				$ 12.00
Repayments of loan							$ 34,709	$ 47,546
Debt instrument, maturity date, description							December 20, 2022	December 20, 2022
CEO [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debenture loan							$ 73,000		$ 78,500		$ 100,000
Chief Executive Officer [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Debenture loan							$ 73,000				$ 100,000